UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        June 30, 2011

Check here if Amendment           [   ];  Amendment Number:
                                                            -------
This Amendment (Check only one):  [   ]   is a restatement.
                                  [   ]   adds new entries.

Institutional Investment Manager Filing this Report:

Name:        RA Capital Management, LLC
             -------------------------------------------------------------------
Address:     20 Park Plaza, Suite 905
             -------------------------------------------------------------------
             Boston, MA 02116
             -------------------------------------------------------------------

             -------------------------------------------------------------------

             -------------------------------------------------------------------

Form 13F File Number:             28-12884
                                  -----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Peter Kolchinsky
             --------------------------------------------
Title:       Manager
             --------------------------------------------
Phone:       (617) 778-2500
             --------------------------------------------
Signature, Place, and Date of Signing


/s/ Peter Kolchinsky          Boston, MA                         August 15, 2011
--------------------------    ------------------------     ---------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                           ---------------
Form 13F Information Tabel Entry Total:    27
                                           ---------------
Form 13F Information Table Value Total:    140,626
                                           ---------------
                                           (thousands)

List of Other Included Managers:       NONE

                           FORM 13F INFORMATION TABLE

         COLUMN 1                COLUMN 2     COLUMN 3    COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
         --------                --------     --------    --------         --------        --------   --------        --------

                                                           VALUE    SHRS OR          PUT/ INVESTMENT   OTHER     VOTING  AUTHOR ITY
      NAME OF ISSUER          TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT  SH/PRN  CALL DISCRETION  MANAGERS    SOLE/  SHARED/NONE
------------------------------------------------------------------------------------------------------------------------------------
ACADIA PHARMACEUTICALS INC         COM       004225 10 8   8,590   5,269,999   SH            SOLE        N/A   5,269,999
------------------------------------------------------------------------------------------------------------------------------------
ADVENTRX PHARMACEUTICALS INC     COM NEW     00764X 20 2   7,119   2,365,000   SH            SOLE        N/A   2,365,000
------------------------------------------------------------------------------------------------------------------------------------
AEGERION PHARMACEUTICALS INC       COM       00767E 10 2   3,150    200,000    SH            SOLE        N/A     200,000
------------------------------------------------------------------------------------------------------------------------------------
AFFYMAX INC                        COM       00826A 10 9   4,241    617,372    SH            SOLE        N/A     617,372
------------------------------------------------------------------------------------------------------------------------------------
ALEXZA PHARMACEUTICALS INC         COM       015384 10 0   7,135   3,920,078   SH            SOLE        N/A   3,920,078
------------------------------------------------------------------------------------------------------------------------------------
ANACOR PHARMACEUTICALS INC         COM       032420 10 1   3,456    534,972    SH            SOLE        N/A     534,972
------------------------------------------------------------------------------------------------------------------------------------
ARTHROCARE CORP                    COM       043136 10 0  13,621    406,969    SH            SOLE        N/A     406,969
------------------------------------------------------------------------------------------------------------------------------------
AVEO PHARMACEUTICALS INC           COM       053588 10 9   1,546     75,000    SH            SOLE        N/A      75,000
------------------------------------------------------------------------------------------------------------------------------------
BIOSPECIFICS TECHNOLOGIES CO       COM       090931 10 6   3,360    150,000    SH            SOLE        N/A     150,000
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA LABS INC                  COM       197779 10 1   8,912   2,884,247   SH            SOLE        N/A   2,884,247
------------------------------------------------------------------------------------------------------------------------------------
DERMA SCIENCES INC             COM PAR $.01  249827 50 2   7,112    772,212    SH            SOLE        N/A     772,212
------------------------------------------------------------------------------------------------------------------------------------
DISCOVERY LABORATORIES INC N     COM NEW     254668 40 3    253     112,634    SH            SOLE        N/A     112,634
------------------------------------------------------------------------------------------------------------------------------------
DYNAVAX TECHNOLOGIES CORP          COM       268158 10 2   1,550    563,500    SH    CALL    SOLE        N/A     563,500
------------------------------------------------------------------------------------------------------------------------------------
ENZO BIOCHEM INC                   COM       294100 10 2   3,588    844,257    SH            SOLE        N/A     844,257
------------------------------------------------------------------------------------------------------------------------------------
FURIEX PHARMACEUTICALS INC         COM       36106P 10 1   3,939    221,400    SH            SOLE        N/A     221,400
------------------------------------------------------------------------------------------------------------------------------------
GENTIUM S P A                 SPONSORED ADR  37250B 10 4   2,350    237,606    SH            SOLE        N/A     237,606
------------------------------------------------------------------------------------------------------------------------------------
GTX INC DEL                        COM       40052B 10 8   2,994    625,000    SH            SOLE        N/A     625,000
------------------------------------------------------------------------------------------------------------------------------------
IMMUNOGEN INC                      COM       45253H 10 1   2,293    188,100    SH            SOLE        N/A     188,100
------------------------------------------------------------------------------------------------------------------------------------
INHIBITEX INC                      COM       45719T 10 3   8,459   2,157,938   SH            SOLE        N/A   2,157,938
------------------------------------------------------------------------------------------------------------------------------------
NABI BIOPHARMACEUTICALS            COM       629519 10 9    961     178,699    SH            SOLE        N/A     178,699
------------------------------------------------------------------------------------------------------------------------------------
ONCOGENEX PHARMACEUTICALS IN       COM       68230A 10 6   8,996    528,255    SH            SOLE        N/A     528,255
------------------------------------------------------------------------------------------------------------------------------------
PHARMASSET INC                     COM       71715N 10 6   5,610     50,000    SH            SOLE        N/A      50,000
------------------------------------------------------------------------------------------------------------------------------------
RTI BIOLOGICS INC                  COM       74975N 10 5   1,365    503,808    SH            SOLE        N/A     503,808
------------------------------------------------------------------------------------------------------------------------------------
SEQUENOM INC                     COM NEW     817337 40 5  15,952   2,112,879   SH            SOLE        N/A   2,112,879
------------------------------------------------------------------------------------------------------------------------------------
TARGACEPT INC                      COM       87611R 30 6   8,857    420,378    SH            SOLE        N/A     420,378
------------------------------------------------------------------------------------------------------------------------------------
TENGION INC                        COM       88034G 10 9   2,495   2,079,103   SH            SOLE        N/A   2,079,103
------------------------------------------------------------------------------------------------------------------------------------
VANDA PHARMACEUTICALS INC          COM       921659 10 8   2,721    381,052    SH            SOLE        N/A     381,052
------------------------------------------------------------------------------------------------------------------------------------